S000027257 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	192 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA IMI Extended Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.88%	8.64%		8.88%	10.77%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.68%	5.35%		4.42%	7.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%	14.13%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	5.38%		10.40%	12.84%
Performance Inception Date						Dec. 31, 2009
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	4.57%		9.07%	11.89%
Performance Inception Date						Dec. 31, 2009
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	4.06%		8.16%	10.86%
Performance Inception Date						Dec. 31, 2009
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	5.65%		10.69%	13.13%
Performance Inception Date						Dec. 31, 2009
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.19%	5.65%	13.13%	10.69%
Performance Inception Date	[1]			Jan. 29, 2016

[1]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.